Warrants (Details Narrative)								9 Months Ended
	Apr. 03, 2023 USD ($) $ / shares shares	Feb. 14, 2023 shares	Jan. 27, 2023 USD ($) $ / shares shares	Jan. 09, 2023 USD ($) $ / shares shares	Jan. 04, 2023 USD ($) $ / shares shares	Dec. 21, 2022 USD ($) $ / shares shares	Dec. 20, 2022 USD ($) $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2021 $ / shares
Class of Warrant or Right, Outstanding								14,011,650	11,511,650
Exercise price of warrants | $ / shares								$ 0.29	$ 0.29	$ 0.10
Weighted average life								2 years 1 month 28 days
Number of stock sold, shares		3,000,000
Number of warrants to purchase common stock									3,500,000
Series A Preferred Stock [Member]
Number of stock sold, shares	25,000				25,000	5,000
Series A Preferred Stock [Member] | Warrant [Member]
Exercise price of warrants | $ / shares	$ 0.25		$ 0.25	$ 0.25	$ 0.25	$ 0.25	$ 0.25
Proceeds from sale of stock | $	$ 100,000		$ 100,000	$ 25,000	$ 25,000		$ 50,000
Number of stock sold, shares	10,000		10,000	2,500	2,500	2,500	2,500
Warrant term	5 years		5 years	5 years	5 years	5 years	5 years
Number of warrants to purchase common stock	1,000,000		1,000,000	250,000	250,000	250,000	250,000
Warrants outstanding value | $	$ 63,508		$ 67,180	$ 13,757	$ 13,970	$ 17,468	$ 17,499
Series A Preferred Stock [Member] | Warrant [Member] | Measurement Input, Price Volatility [Member]
Warrants outstanding measurement input	146		148	152	156	157	157
Series A Preferred Stock [Member] | Warrant [Member] | Measurement Input, Share Price [Member]
Warrants outstanding measurement input | $ / shares	0.0635		0.0672	0.0550	0.0559	0.0699	0.07